Bank Borrowing (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowing [Abstract]
Schedule of Bank Borrowing
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
- Non-current	39,774	32,828	7,769
- Current	13,255	13,738	3,251
	53,029	46,566	11,020